Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		¥ 4,789,535	¥ 4,436,690	¥ 3,647,157
Cumulative effect of ASU 2016-01				(2,118)
Other comprehensive income before reclassifications		9,921	(48,774)	22,063
Net other comprehensive income		15,692	43,772	28,992
Less: Other comprehensive income attributable to noncontrolling interests		(11,368)	14,082	7,390
Transactions with noncontrolling interests shareholders and other		(387,116)	(38,257)	(48,947)
Ending Balance		5,621,476	4,789,535	4,436,690
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(580,980)	(610,670)	(616,746)
Cumulative effect of ASU 2016-01				(15,526)
Amounts reclassified out of accumulated other comprehensive income	[1]	5,771	92,546	6,929
Transactions with noncontrolling interests shareholders and other		29,900
Ending Balance		(524,020)	(580,980)	(610,670)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		161,191	135,035	126,191
Cumulative effect of ASU 2016-01				(15,526)
Other comprehensive income before reclassifications		(102,588)	40,334	33,124
Amounts reclassified out of accumulated other comprehensive income	[1]	96	56	161
Net other comprehensive income		(102,492)	40,390	33,285
Less: Other comprehensive income attributable to noncontrolling interests		(11,971)	14,234	8,915
Transactions with noncontrolling interests shareholders and other		30,635
Ending Balance		101,305	161,191	135,035
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(235,520)	(310,457)	(296,444)
Other comprehensive income before reclassifications		2,358	(17,519)	(23,448)
Amounts reclassified out of accumulated other comprehensive income	[1]	10,607	92,490	9,488
Net other comprehensive income		12,965	74,971	(13,960)
Less: Other comprehensive income attributable to noncontrolling interests		3	34	53
Transactions with noncontrolling interests shareholders and other		(910)
Ending Balance		(223,468)	(235,520)	(310,457)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(509,872)	(435,229)	(445,251)
Other comprehensive income before reclassifications		107,661	(75,814)	10,071
Amounts reclassified out of accumulated other comprehensive income	[1]	(835)	(74)	(1,627)
Net other comprehensive income		106,826	(75,888)	8,444
Less: Other comprehensive income attributable to noncontrolling interests		1,183	(1,245)	(1,578)
Transactions with noncontrolling interests shareholders and other		(300)
Ending Balance		(404,529)	(509,872)	(435,229)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		1,248	(19)	(1,242)
Other comprehensive income before reclassifications		5,571	1,193	2,316
Amounts reclassified out of accumulated other comprehensive income	[1]	(4,058)	74	(1,093)
Net other comprehensive income		1,513	1,267	1,223
Transactions with noncontrolling interests shareholders and other		475
Ending Balance		2,761	1,248	¥ (19)
Debt valuation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		1,973
Other comprehensive income before reclassifications		(3,081)	3,032
Amounts reclassified out of accumulated other comprehensive income	[1]	(39)
Net other comprehensive income		(3,120)	3,032
Less: Other comprehensive income attributable to noncontrolling interests		(583)	1,059
Ending Balance		¥ (89)	¥ 1,973

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.